Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 25, 2018
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Jun. 25, 2018
Document Effective Date	Jun. 25, 2018
Prospectus Date	Jun. 25, 2018
BBH INCOME FUND | Class N
Risk/Return:
Trading Symbol	BBNNX
BBH INCOME FUND | Class I
Risk/Return:
Trading Symbol	BBNIX